2. Summary of Significant Accounting Policies: (k) Comprehensive Loss (Policies)	12 Months Ended
Dec. 31, 2020
Policies
(k) Comprehensive Loss

(k)Comprehensive Loss

ASC 220, Comprehensive Income, establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at December 31, 2020 and 2019, the Company has no items that represent comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the financial statements.